First Trust Cloud Computing ETF Average Annual Total Returns			12 Months Ended	13 Months Ended	60 Months Ended	120 Months Ended	126 Months Ended	174 Months Ended
		Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
ISE CTA Cloud Computing(TM) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		9.95%		7.32%	16.83%		14.70%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	15.48%	14.42%	14.82%	14.07%	14.03%
S&P Composite 1500® Information Technology Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			23.81%		20.50%	23.89%	23.12%	20.74%
First Trust Cloud Computing ETF
Prospectus [Line Items]
Average Annual Return, Percent			9.26%		6.68%	16.20%		14.05%
Performance Inception Date		Jul. 05, 2011
First Trust Cloud Computing ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			9.26%		6.60%	16.04%		13.92%
First Trust Cloud Computing ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.48%		5.20%	13.73%		12.18%

[1]	On June 24, 2019, the Fund’s underlying index changed its methodology and changed its name from “ISE Cloud ComputingTM Index” to “ISE CTA Cloud ComputingTM Index.”